WARRANT LIABILITY (Details 1) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,980,774	7,639,968
Warrants Issued, underlying shares	(1,030,362)	(4,195,072)
Warrants Expired, underlying shares		(464,122)
Outstanding and exercisable underlying shares, Ending	1,950,412	2,980,774
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 0.80	$ 0.79
Warrants Issued, Weighted Average Exercised	0.80	0.80
Warrants Expired, Weighted Average Exercise Price		0.85
Outstanding and exercisable Weighted Average Exercise Price, Ending	$ 0.80	$ 0.80